Guarantees, Pledged Assets and Collateral, and Other Commitments Guarantees, Other Commitments (Details) - Purchase Commitment [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt securities [Member]
Other Commitment, Fiscal Year Maturity [Abstract]
Other Commitment	$ 194	$ 638
Equity securities [Member]
Other Commitment, Fiscal Year Maturity [Abstract]
Other Commitment	$ 2,200	$ 2,000